Share-Based Compensation	9 Months Ended
Jul. 29, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
10.	Share-Based Compensation

We recognized total share-based compensation expense for the quarters ended July 29, 2011 and July 30, 2010 of approximately $6.7 million and $4.5 million, respectively.  We recognized total share-based compensation expense for the nine months ended July 29, 2011 and July 30, 2010 of approximately $18.9 million and $18.8 million, respectively.  For the quarters ended July 29, 2011 and July 30, 2010 we had 55,960 and 70,376 stock options exercised, respectively.  For the nine months ended July 29, 2011 and July 30, 2010 we had 1,425,450 and 763,312 stock options exercised, respectively.